Biological Assets - Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity (Details)	12 Months Ended
Jun. 30, 2025
Biological Asset - Sugarcane [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Rate %	12.20
Variation of non-observable inputs	Average productivity: 74.38 tons per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.
Biological Asset - Sugarcane 1 [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Significant non-observable inputs	- TRS (Kg of sugar per ton of sugarcane)
Rate %	12.20
Variation of non-observable inputs	Total recoverable sugar: ATR 115 to 145 per ton of cane.
Increase in inputs	An increase in TRS generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Rate %	12.20
Variation of non-observable inputs	Average yield: 95.60 bags per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Rate %	12.20
Variation of non-observable inputs	Average yield: 3.58 tons per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.